UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  028-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

 /s/ Mark McGrath     New York, New York/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $184,973 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP INDS INC                   COM              001031103     4255    97709 SH       SOLE                    97709
AMERISTAR CASINOS INC          COM              03070Q101    14086   792666 SH       SOLE                   792666
ASURE SOFTWARE INC             COM              04649U102      557   134324 SH       SOLE                   134324
AVERY DENNISON CORP            COM              053611109      807    29500 SH       SOLE                    29500
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1249       10 SH       SOLE                       10
CALAMOS ASSET MGMT INC         CL A             12811R104     1667   145548 SH       SOLE                   145548
CISCO SYS INC                  COM              17275R102     8710   507300 SH       SOLE                   507300
DIRECTV                        COM CL A         25490A101     2153    44100 SH       SOLE                    44100
GLEACHER & CO INC              COM              377341102      121   151800 SH       SOLE                   151800
GOOGLE INC                     CL A             38259P508    31382    54100 SH       SOLE                    54100
GUESS INC                      COM              401617105     2827    93100 SH       SOLE                    93100
JOHNSON & JOHNSON              COM              478160104    10864   160800 SH       SOLE                   160800
LEAR CORP                      COM NEW          521865204     3024    80160 SH       SOLE                    80160
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    12828   721700 SH       SOLE                   721700
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    22543   256430 SH       SOLE                   256430
MICROSOFT CORP                 COM              594918104    25237   825000 SH       SOLE                   825000
NETFLIX INC                    COM              64110L106     9531   139175 SH       SOLE                   139175
NEWS CORP                      CL A             65248E104    25698  1152900 SH       SOLE                  1152900
SYMANTEC CORP                  COM              871503108      962    65842 SH       SOLE                    65842
TROPICANA ENTERTAINMENT        COM              89708X105     4109   315861 SH       SOLE                   315861
UNITED PARCEL SERVICE INC      CL B             911312106     2363    30000 SH       SOLE                    30000